Loss Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Tuniu Corporation	¥ (193,382)	$ (28,036)	¥ (121,524)	¥ (1,307,956)
Numerator for basic and diluted net loss per share	¥ (193,382)	$ (28,036)	¥ (121,524)	¥ (1,307,956)
Denominator:
Weighted average number of ordinary shares outstanding-basic (in shares)	371,208,209	371,208,209	370,874,312	370,240,040
Weighted average number of ordinary shares outstanding-diluted (in shares)	371,208,209	371,208,209	370,874,312	370,240,040
Loss per share-basic | (per share)	¥ (0.52)	$ (0.08)	¥ (0.33)	¥ (3.53)
Loss per share-diluted | (per share)	¥ (0.52)	$ (0.08)	¥ (0.33)	¥ (3.53)